Debt and Interest Expense - Interest Expense Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Interest expense	[1],[2]	$ 113,874	$ 76,769	$ 51,797
Third Parties [Member]
Debt Instrument [Line Items]
Interest expense		99,474	76,766	51,797
Affiliates [Member]
Debt Instrument [Line Items]
Interest expense	[3]	14,400	3	0
Anadarko [Member] | Working Capital Facility [Member]
Debt Instrument [Line Items]
Interest expense, related party		2	3	0
Western Gas Partners, LP [Member] | Third Parties [Member]
Debt Instrument [Line Items]
Long-term debt		102,058	81,495	59,293
Amortization of debt issuance costs and commitment fees		5,734	5,103	4,449
Capitalized interest		(8,318)	(9,832)	(11,945)
Western Gas Partners, LP [Member] | Affiliates [Member] | Deferred Purchase Price Obligation - Anadarko [Member]
Debt Instrument [Line Items]
Interest expense, related party	[4]	$ 14,398	$ 0	$ 0

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Includes affiliate (as defined in Note 1) interest expense of $14.4 million for the year ended December 31, 2015, and zero for each of the years ended December 31, 2014 and 2013. See Note 2 and Note 12.
[3]	For the year ended December 31, 2015, includes WES’s accretion expense recognized on the Deferred purchase price obligation - Anadarko for the acquisition of DBJV (see Note 2 and Note 12) and for the years ended December 31, 2015 and 2014, includes interest expense recognized on the WGP WCF (see Note 12).
[4]	See Note 2 for a discussion of the accretion and net present value of the Deferred purchase price obligation - Anadarko.